Pension Investment Asset Allocation (Detail)	Dec. 31, 2012		Dec. 31, 2011
Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations	100.00%		100.00%
Domestic Pension Benefits | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations	52.00%		52.00%
Domestic Pension Benefits | Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations	30.00%		38.00%
Domestic Pension Benefits | Private Equities
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations	2.00%		3.00%
Domestic Pension Benefits | Alternative Investment
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations	6.00%		6.00%
Domestic Pension Benefits | Cash
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations	10.00%	[1]	1.00%
Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations	100.00%		100.00%
Foreign Pension Benefits | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations	65.00%		64.00%
Foreign Pension Benefits | Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations	29.00%		29.00%
Foreign Pension Benefits | Alternative Investment
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations	5.00%		3.00%
Foreign Pension Benefits | Real Estate
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations	1.00%		3.00%
Foreign Pension Benefits | Cash
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations			1.00%

[1]	Reflects the $400 million discretionary contribution to The Bank of New York Mellon Corporation Pension Plan on Dec. 31, 2012. Excluding this contribution, the percentage of domestic plan assets held in cash was 1% at Dec. 31, 2012.